Property, Plant and Equipment - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Commitments to acquire property, plant and equipment	$ 0
Assets are pledged as security for liabilities	$ 0
Office and lab equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	3 years
Office and lab equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	3 years